Supplement to the

Fidelity® Low-Priced Stock Fund (FLPSX) and Fidelity Value Discovery Fund (FVDFX)

Fidelity Low-Priced Stock Fund is a Class of shares of Fidelity Low-Priced Stock Fund;
Fidelity Value Discovery Fund is a Class of shares of Fidelity Value Discovery Fund

Funds of Fidelity Puritan Trust

Fidelity Dividend Growth Fund (FDGFX), Fidelity Growth & Income Portfolio (FGRIX),
Fidelity Leveraged Company Stock Fund (FLVCX), Fidelity OTC Portfolio (FOCPX),
and Fidelity Real Estate Income Fund (FRIFX)

Fidelity Dividend Growth Fund is a Class of shares of Fidelity Dividend Growth Fund;
Fidelity Growth & Income Portfolio is a Class of shares of Fidelity Growth & Income Portfolio;
Fidelity Leveraged Company Stock Fund is a Class of shares of Fidelity Leveraged Company Stock Fund;
Fidelity OTC Portfolio is a Class of shares of Fidelity OTC Portfolio;
Fidelity Real Estate Income Fund is a Class of shares of Fidelity Real Estate Income Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces similar information for Fidelity Growth & Income Portfolio found in the "Distributions and Taxes" section beginning on page 23.

As of July 31, 2010, Fidelity Dividend Growth Fund had an aggregate capital loss carryforward of approximately $804,929,971. This loss carryforward, of which $691,258,496 and $113,671,475 will expire on July 31, 2017 and 2018, respectively, is available to offset future capital gains. As of July 31, 2010, Fidelity Growth & Income Portfolio had an aggregate capital loss carryforward of approximately $6,214,141,000. This loss carryforward, of which $3,048,336,000 and $3,165,805,000 will expire on July 31, 2017 and 2018, respectively, is available to offset future capital gains. As of July 31, 2010, Fidelity Leveraged Company Stock Fund had an aggregate capital loss carryforward of approximately $988,870,254. This loss carryforward, of which $297,189,687 and $691,680,567 will expire on July 31, 2017 and 2018, respectively, is available to offset future capital gains. As of July 31, 2010, Fidelity Low-Priced Stock Fund had an aggregate capital loss carryforward of approximately $276,480,794. This loss carryforward, all of which will expire on July 31, 2018, is available to offset future capital gains. As of July 31, 2010, Fidelity OTC Portfolio had an aggregate capital loss carryforward of approximately $1,651,048,148. This loss carryforward, of which $1,249,895,094 and $401,153,054 will expire on July 31, 2011 and 2017, respectively, is available to offset future capital gains. As of July 31, 2010, Fidelity Real Estate Income Fund had an aggregate capital loss carryforward of approximately $13,906,408. This loss carryforward, of which $302,434 and $13,603,974 will expire on July 31, 2016 and 2017, respectively, is available to offset future capital gains. As of July 31, 2010, Fidelity Value Discovery Fund had an aggregate capital loss carryforward of approximately $270,550,560. This loss carryforward, of which $172,562,096 and $97,988,464 will expire on July 31, 2017 and 2018, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

The following information replaces similar information for Fidelity Growth & Income Portfolio found in the "Description of the Trusts" section beginning on page 50.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Fidelity Low-Priced Stock Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Leveraged Company Stock Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Growth & Income Portfolio and Fidelity OTC Portfolio. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Fidelity Dividend Growth Fund, Fidelity Real Estate Income Fund, and Fidelity Value Discovery Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Low-Priced Stock Fund, Fidelity OTC Portfolio, Fidelity Real Estate Income Fund, and Fidelity Value Discovery Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

PSTSB-11-02 March 17, 2011
1.798487.113

Supplement to the

Fidelity® Low-Priced Stock Fund Class K (FLPKX) and Fidelity Value Discovery Fund Class K (FVDKX)
Funds of Fidelity Puritan Trust

Fidelity Blue Chip Growth Fund Class K (FBGKX), Fidelity Dividend Growth Fund Class K (FDGKX), Fidelity Growth & Income Portfolio Class K (FGIKX), Fidelity Leveraged Company Stock Fund Class K (FLCKX), and Fidelity OTC Portfolio Class K (FOCKX)

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces similar information found in the "Description of the Trust" section beginning on page 48.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Fidelity Low-Priced Stock Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Leveraged Company Stock Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Growth & Income Portfolio and Fidelity OTC Portfolio. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Fidelity Blue Chip Growth Fund, Fidelity Dividend Growth Fund, and Fidelity Value Discovery Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Blue Chip Growth Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Fund, Fidelity Low-Priced Stock Fund, Fidelity OTC Portfolio, and Fidelity Value Discovery Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

K-COM7B-11-02 March 17, 2011
1.881213.103